Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024